Subsequent Event, Pro Forma Business Combinations or Disposals	12 Months Ended
Jun. 30, 2016
Subsequent Events [Abstract]
Subsequent Event, Pro Forma Business Combinations or Disposals

Note 21 — Pro Forma Financial Information (Unaudited)

The following unaudited pro forma consolidated financial information is presented to give effect to (i) the transactions contemplated by the Exchange Agreement between Magellan and One Stone dated March 31, 2016 that closed on August 1, 2016 and (ii) the sale of Weald Basin exploration licenses in the United Kingdom and the related settlement of litigation with Celtique completed on August 11, 2016, and whose transfer and settlement agreements were signed on June 10, 2016.

The unaudited pro forma consolidated financial statements set forth information relating to the Exchange and the Weald ATA as if they had been completed on June 30, 2016, with respect to consolidated balance sheet data, and as if they had become effective on July 1, 2014, with respect to consolidated statement of operations data for fiscal years ended June 30, 2016, and 2015.

The unaudited pro forma consolidated financial information does not necessarily reflect what the historical results of the Company would have been had the transactions occurred on the respective dates.

MAGELLAN PETROLEUM CORPORATION

UNAUDITED PRO FORMA CONSOLIDATED BALANCE SHEET

JUNE 30, 2016

(in thousands)

	As Reported	Exchange Transaction Pro Forma Adjustments		Sale of Weald Basin Pro Forma Adjustments		Pro Forma as Adjusted
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$1,680	$433	(a),(b)	$598	(f)	$2,711
Securities available-for-sale	601	—		941	(f)	1,542
Accounts receivable	16	—		—		16
Prepaid and other short-term assets	2,087	—		—		2,087
Current assets held for sale	26,042	(24,929)	(c)	(1,113)	(g)	—

Total current assets	30,426	(24,496)		426		6,356
Property and equipment, net	455	—		—		455
Goodwill	500	—		—		500
Other long-term assets	169	(150)	(d)	—		19

Total assets	$31,550	$(24,646)		$426		$7,330

LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Accounts payable	$791	$—		$—		$791
Accrued and other liabilities	2,826	(174)	(e)	—		2,652
Notes payable	783	(625)	(a)	—		158
Current liabilities held for sale	10,638	(9,969)	(c)	(669)	(g)	—

Total current liabilities	15,038	(10,768)		(669)		3,601
PREFERRED STOCK:
Series A convertible preferred stock (par value $0.01 per share): Authorized 28,000,000 shares, issued 22,293,295 shares	23,501	(23,501)	(c)	—		—
(DEFICIT) EQUITY:
Common stock (par value $0.01 per share); Authorized 300,000,000 shares, issued 6,972,023 shares	70	—		—		70
Treasury stock (at cost): 1,209,389 shares	(9,806)	—		—		(9,806)
Capital in excess of par value	94,069	9,623	(c)	—		103,692
Accumulated deficit	(96,234)	—		1,095	(g)	(95,139)
Accumulated other comprehensive income	4,912	—		—		4,912

Total (deficit) equity	(6,989)	9,623		1,095		3,729

Total liabilities, preferred stock and (deficit) equity	$31,550	$(24,646)		$426		$7,330

MAGELLAN PETROLEUM CORPORATION

UNAUDITED PRO FORMA CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE YEAR ENDED JUNE 30, 2016

(in thousands, except shares and per share amounts)

	As Reported	Exchange Transaction Pro Forma Adjustments		Sale of Weald Basin Pro Forma Adjustments	Pro Forma as Adjusted
OPERATING EXPENSES:
Depreciation	$54	$—		$—	$54
Exploration	71	—		—	71
General and administrative	5,214	(174)	(e)	—	5,040

Total operating expenses	5,339	(174)		—	5,165

Loss from operations	(5,339)	174		—	(5,165)
OTHER (EXPENSE) INCOME:
Net interest expense	(4)	—		—	(4)
Loss on investment in securities	(587)	—		—	(587)
Gain on sale of bonus rights	2,514	—		—	2,514
Other income	88	—		—	88

Total other (expense) income	2,011	—		—	2,011

Loss from continuing operations, before tax	(3,328)	174		—	(3,154)
Income tax expense	—	—		—	—

Loss from continuing operations, net of tax	(3,328)	174		—	(3,154)
Preferred stock dividends	(1,858)	1,858	(c)	—	—
Adjustment of preferred stock to redemption value	4,207	(4,207)	(c)	—	—

Net loss attributable to common stockholders from continuing operations	$(979)	$(2,175)		$—	$(3,154)

Basic and diluted loss per common share attributable to common stockholders from continuing operations	$(0.17)				$(0.55)
Weighted average number of basic and diluted shares outstanding	5,746,307				5,746,307

MAGELLAN PETROLEUM CORPORATION

UNAUDITED PRO FORMA CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE YEAR ENDED JUNE 30, 2015

(in thousands, except shares and per share amounts)

	As Reported	Exchange Transaction Pro Forma Adjustments		Sale of Weald Basin Pro Forma Adjustments	Pro Forma as Adjusted
OPERATING EXPENSES:
Depreciation	$148	$—		$—	$148
Exploration	239	—		—	239
General and administrative	7,946	(174)	(e)	—	7,772
Loss on sale of assets	316	—		—	316

Total operating expenses	8,649	(174)		—	8,475

Loss from operations	(8,649)	174		—	(8,475)
OTHER (EXPENSE) INCOME:
Loss on investment in securities	(15,087)	—		—	(15,087)
Fair value revision of contingent consideration payable	1,888	—		—	1,888
Other income	252	—		—	252

Total other (expense) income	(12,947)	—		—	(12,947)

Loss from continuing operations, before tax	(21,596)	174		—	(21,422)
Income tax expense	—	—		—	—

Loss from continuing operations, net of tax	(21,596)	174		—	(21,422)
Preferred stock dividends	(1,740)	1,740	(c)	—	—

Net loss attributable to common stockholders from continuing operations	$(23,336)	$1,914		$—	$(21,422)

Basic and diluted loss per common share attributable to common stockholders from continuing operations	$(4.09)				$(3.75)
Weighted average number of basic and diluted shares outstanding	5,710,288				5,710,288

Pro forma adjustments and assumptions. The unaudited pro forma consolidated financial statements have been prepared by adjusting the Company’s historical financial statements as discussed below:

Pro forma adjustments related to the Exchange:

(a) The amount represents the pro forma adjustment for the Cash Amount (as defined in the Exchange Agreement). $900 thousand was paid at closing, which takes into account the $625 thousand borrowed from One Stone on April 15, 2016, under the Secured Promissory Note. The Cash Amount represents the loss from operations of Nautilus Poplar LLC from the September 30, 2015 effective date of the Exchange, adjusted for certain transaction costs and other amounts paid by Magellan prior to closing.

(b) The amount represents the pro forma adjustment for transaction costs related to the exchange of $467 thousand, which were paid at closing on August 1, 2016.

(c) The amount represents the elimination of the assets and liabilities held for sale of Nautilus Poplar LLC and Utah CO2 LLC, the elimination of the preferred stock, related dividends and adjustments to redemption value.

(d) The amount represents the pro forma effect of the removal of collateral held by Magellan for certain surety bonds that were transferred to One Stone at closing of the Exchange.

(e) The amount represents the pro forma effect of the removal of accrued director fees for the One Stone directors, which were forgiven at the closing of the Exchange.

Pro forma adjustments related to the Weald Asset Transfer Agreement:

(f) The amount represents the pro forma effect of the cash proceeds and the value of the 50.9 million shares of UKOG received at the closing of the transactions contemplated by the Weald ATA on August 11, 2016.

(g) The amounts represent the pro forma effects of the elimination of the assets and liabilities held for sale related to the Weald ATA, including GBP 500 thousand related to the settlement of the litigation with Celtique, our partner in the Weald Basin licenses.

In addition to the above pro forma adjustments, the closing of the Exchange with One Stone triggered accelerated vesting provisions of some of the Company’s stock options. Had the closing occurred on July 1, 2014, additional expense related to these stock options would have been recognized as of that date, rather than normal amortization of the expense. No adjustment for the effect of the acceleration of vesting has been included in the unaudited consolidated pro forma financial statements above.